Events after the reporting date	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting dateOn December 19, 2022, the Company announced that it had entered into a research collaboration and license agreement with Genzyme Corporation, a wholly-owned subsidiary of Sanofi (“Sanofi”) pursuant to which the Company granted Sanofi an exclusive license on the Innate Pharma's B7H3 ANKET® program and options on two additional targets. Once selected, Sanofi will be responsible for all development, manufacturing and marketing. The closing of the transaction was subject to the authorization of the American authorities in accordance with the Hart Scott Rodino Act of 1976. This authorization was obtained on January 24, 2023, the date on which the collaboration was effective. Under the terms of the collaboration and research license agreement, the Company is eligible from the effective date of the contract for an initial payment of €25.0 million. This amount was collected by the Company in March 2023.